Operating expenses	6 Months Ended
Sep. 30, 2022
Operating expenses
Operating expenses

20.Operating expenses

Operating expenses consisted of the followings:

	For the six months ended September 30,
	2022	2021
Selling and marketing expenses:
Promotion expenses	$149,820	$373,535
Telecommunications service fees	40,325	152,832
Union pay service charges	37,684	93,578
Employee compensation	41,438	88,323
Employee benefit expenses	9,721	11,923
	$278,988	$720,191

General and administrative expenses:
Employee compensation	$1,090,274	$1,399,552
Audit fee	235,500	352,100
Consulting fee	138,600	161,778
Insurance fee	44,519	95,688
Attorney fee	50,501	76,045
Service fee	30,821	53,695

Employee benefit expenses	54,215	45,696
Rental fee	105,522	44,221
Entertainment	13,510	22,701
Travel and Communication expenses	15,213	17,219
Investment relationship fee	40,026	—
Amortization of intangible assets	16,737	—
Depreciation expenses of vehicles	12,408	—
Daily expenses	12,549	—
Other	2,009	24,316
	$1,862,404	$2,293,011
Operating expenses	$2,141,392	$3,013,202